VIA EDGAR

May 1, 2009

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE:	Old Mutual Funds II
1933 Act File No. 333-155404
CIK No. 0000775180
Rule 497(j) Certification/Post-Effective Amendment No. 2 to N-14

Ladies and Gentlemen:

On behalf of Old Mutual Funds II (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify that (i) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from the prospectus and statement of additional information incorporated by reference in Post-Effective Amendment No. 2 under the 1933 Act to the Registrant’s registration statement on Form N-14 (the “Amendment”) filed with the Securities and Exchange Commission on April 27, 2009; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at 720-200-7727.

Very truly yours,

/s/ Kathryn L. Santoro

Kathryn L. Santoro
Associate General Counsel
OLD MUTUAL CAPITAL, INC.